Consolidated statements of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	R$ 1,897,336	R$ 668,348
Accounts receivable	1,109,408	1,803,998
Aircraft sublease	14,592	70,193
Inventories	799,208	721,738
Deposits	515,692	1,025,168
Taxes recoverable	219,433	234,891
Derivative financial instruments	21,909	36,054
Advances to suppliers	221,051	121,697
Other assets	245,518	189,849
Total current assets	5,044,147	4,871,936
Non-current assets
Long-term investments	780,312	733,043
Aircraft sublease	16,210	105,860
Deposits	1,777,803	1,514,393
Derivative financial instruments	0	235,896
Other assets	143,781	328,005
Property and equipment	2,295,851	1,953,089
Right-of-use assets	9,011,558	7,552,548
Intangible assets	1,463,247	1,426,523
Total non-current assets	15,488,762	13,849,357
Total assets	20,532,909	18,721,293
Current liabilities
Loans and financing	1,100,051	1,112,940
Reverse factoring	290,847	753,352
Leases	3,687,392	4,025,948
Convertible instruments	25,807	14,789
Accounts payable	2,277,841	2,517,828
Airport taxes and fees	588,404	831,897
Air traffic liability and loyalty program	5,205,876	4,140,025
Salaries and benefits	474,797	479,412
Taxes payable	142,168	193,588
Derivative financial instruments	68,905	69,365
Provisions	736,430	834,288
Other liabilities	150,362	82,673
Total current liabilities	14,748,880	15,056,105
Non-current liabilities
Loans and financing	8,598,861	6,119,759
Leases	11,459,019	10,556,885
Non-current convertible instruments	1,175,803	1,388,930
Accounts payable	1,320,927	516,971
Airport taxes and fees	1,171,679	502,872
Taxes payable	112,287	71,595
Derivative financial instruments	840	175,210
Deferred income tax and social contribution	39,526	0
Provisions	2,404,423	2,408,706
Other liabilities	828,512	931,760
Total non-current liabilities	27,111,877	22,672,688
Equity
Issued capital	2,314,821	2,313,941
Advance for future capital increase	789	61
Capital reserve	2,029,610	1,970,098
Treasury shares	(9,041)	(10,204)
Other comprehensive income	3,106	5,281
Accumulated losses	(25,667,133)	(23,286,677)
Negative equity position	(21,327,848)	(19,007,500)
Total liabilities and equity	R$ 20,532,909	R$ 18,721,293